Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.95%
Argentina — 1.04%
Globant S.A.(a)	25,864	$5,517,308

Australia — 1.36%
Fiducian Group Ltd	201,670	1,135,428
IPD Group Ltd/Australia(a)	488,516	1,168,771
Johns Lyng Group Ltd.	1,386,867	3,214,649
MA Financial Group Ltd	414,946	1,712,181
		7,231,029
Belgium — 1.99%
Melexis NV	112,292	6,809,456
X-Fab Silicon Foundries S.E.(a)(b)(c)	725,523	3,755,843
		10,565,299
Brazil — 1.66%
Armac Locacao Logistica E Servicos SA	1,855,700	1,564,987
Grupo Mateus SA(a)	2,382,700	2,698,258
Patria Investments Limited(a)	263,643	3,134,715
Vinci Partners Invest Ltd	137,861	1,418,590
		8,816,550
Canada — 1.41%
Aritzia Inc(a)	70,561	3,392,916
Foran Mining Corp(a)	550,275	1,438,449
Richelieu Hardware, Ltd.(a)	94,288	2,664,514
		7,495,879
China — 2.45%
Man Wah Holdings Limited(a)	6,072,499	3,678,390
Proya Cosmetics Co Ltd	238,554	2,750,509
Silergy Corp	553,008	6,591,815
		13,020,714
France — 4.58%
Antin Infrastructure Partners	112,011	1,309,717
Neurones SA	55,205	2,598,017
Thermador Groupe	55,615	4,075,858
Virbac SA	39,291	13,196,107
Wavestone	61,344	3,119,025
		24,298,724
Germany — 2.75%
Dermapharm Holding SE	135,339	5,576,578
Elmos Semiconductor AG(a)	47,445	3,491,858
Schott Pharma AG & Co	124,029	3,031,620
Stabilus SE	74,946	2,482,144
		14,582,200
Hong Kong — 0.51%
Techtronic Industries Co Limited(a)	200,800	2,695,527

India — 2.14%
Five-Star Business(a)	359,500	3,274,344
Gulf Oil Lubricants India Ltd.	186,873	2,202,118
Indigo Paints Ltd	179,351	2,622,602
SJS Enterprises Ltd(a)	286,718	3,268,355
		11,367,419
Indonesia — 1.70%
Arwana Citramulia Tbk P.T.	51,386,669	1,938,941
Aspirasi Hidup Indonesia	58,356,925	2,739,005
Selamat Sempurna Tbk PT	22,307,464	2,415,650
Ultrajaya Milk Industry & Trad	19,981,890	1,906,365
		8,999,961
	Shares	Fair Value
COMMON STOCKS — 98.95% (continued)
Ireland — 0.66%
ICON plc(a)	17,564	$3,496,641

Italy — 2.46%
Diasorin SPA(a)	24,626	2,647,161
Interpump Group SpA	118,432	5,612,844
Recordati SpA(a)	79,010	4,811,690
		13,071,695
Japan — 11.41%
BayCurrent, Inc.	372,626	15,966,185
Charm Care Corp KK	189,129	1,564,652
CrowdWorks Inc(a)	267,291	2,183,705
eWeLL Co., Ltd.(a)	127,930	1,597,846
F&M Co Ltd	78,917	955,142
FP Partner Inc(a)	122,947	1,748,073
Hennge KK(a)	505,302	3,834,957
Insource Co Ltd	735,126	5,057,772
Integral Corp(a)	273,236	7,223,618
Japan Elevator Service Holdings Company Ltd.	141,690	2,754,606
Jeol Ltd.	57,000	2,120,354
Kitz Corp(a)	447,384	3,389,622
MarkLines Company Ltd.(a)	269,404	3,844,311
Rise Consulting Group Inc(a)	461,640	2,018,209
Synchro Food Co Ltd(a)	138,400	332,873
ULS Group Inc	61,035	1,959,933
Visional Inc(a)	80,223	4,003,287
		60,555,145
Luxembourg — 1.38%
Eurofins Scientific	104,916	5,640,037
Sword Group	45,908	1,675,092
		7,315,129
Mexico — 1.23%
Corp Inmobiliaria Vesta S.A.B. de C.V. – ADR(a)	76,071	1,996,103
Regional SAB de cv(a)	690,202	4,499,724
		6,495,827
Netherlands — 0.97%
Aalberts N.V.(a)	80,410	2,858,985
Redcare Pharmacy N.V.(a)	18,204	2,292,719
		5,151,704
Norway — 0.75%
Bouvet ASA	250,838	1,792,844
SmartCraft ASA(a)	942,704	2,207,100
		3,999,944
Philippines — 0.16%
Wilcon Depot Inc	5,880,839	845,585

Poland — 1.80%
Dino Polska SA(b)(c)	61,766	6,839,263
Inter Cars SA	18,834	2,700,032
		9,539,295
Singapore — 1.19%
Kulicke & Soffa Industries, Inc.	43,168	1,914,501
Riverstone Holdings Ltd.(a)	5,894,742	4,424,212
		6,338,713

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 98.95% (continued)
South Korea — 1.42%
Eo Technics Co Ltd(a)	25,905	$2,552,488
LEENO Industrial Inc.(a)	25,220	3,714,503
SOLUM Co Ltd(a)	96,566	1,249,867
		7,516,858
Spain — 0.74%
Allfunds Group PLC	759,928	3,913,468

Sweden — 4.12%
Beijer Alma AB	106,794	1,698,956
Momentum Group AB(a)	182,986	2,904,472
RVRC Holding AB	763,330	3,406,266
Sdiptech AB(a)	278,474	5,710,993
Swedencare AB(a)	804,669	3,642,987
Vimian Group AB(a)	1,230,755	4,511,997
		21,875,671
Taiwan — 1.13%
Fuzetec Technology Co Ltd(b)	83,482	160,533
Sporton International, Inc.(a)	949,151	5,815,241
		5,975,774
United Kingdom — 18.32%
Advanced Medical Solutions Group plc	1,235,309	3,201,711
Ashtead Technology Holdings Ord	395,031	2,738,440
B & M European Value Retail SA	3,940,388	15,837,195
CVS Group plc	796,585	9,680,961
Diploma plc	124,316	7,017,615
Elixirr International PLC	244,518	2,228,735
Endava plc - ADR(a)	189,891	6,156,266
Foresight Group Holdings Ltd	724,410	3,539,492
FRP Advisory Group PLC	1,331,655	2,229,388
GlobalData PLC	1,406,343	3,104,356
Halma plc(a)	67,463	2,545,821
JTC plc(b)(c)	650,139	7,997,941
Marex Group PLC(a)	124,811	4,454,505
Marlowe plc(a)	345,000	1,390,473
Petershill Partners PLC(a)	1,253,554	4,298,317
Pets at Home Group PLC	1,226,328	3,436,967
Softcat PLC(a)	318,462	6,334,644
Tatton Asset Mgmt	276,043	2,259,337
Volution Group PLC	1,151,876	7,613,655
YouGov PLC(a)	228,689	1,094,694
		97,160,513
United States — 27.90%
4Imprint Group	46,802	3,499,790
Alamo Group, Inc.	16,816	3,120,377
Boot Barn Holdings, Inc.(a)	22,259	3,580,360
Bowman Consulting Group Ltd.(a)	76,854	1,954,397
Bruker Corporation	49,252	2,864,004
Burlington Stores, Inc.(a)	13,679	3,883,879
Clearwater Analytics Holdings, Inc., Class A(a)	123,749	3,484,772
Core & Main, Inc., Class A(a)	68,173	3,847,684
DigitalOcean Holdings, Inc.(a)	77,325	3,207,441
Elastic N.V.(a)	36,819	4,145,083
Enerpac Tool Group Corporation	68,555	3,098,000
Ensign Group, Inc. (The)	14,560	2,033,450
Esquire Financial Holdings, Inc.	34,694	3,100,604
	Shares	Fair Value
COMMON STOCKS — 98.95% (continued)
United States — 27.90% (continued)
Five Below, Inc.(a)	58,890	$5,522,705
Gentex Corporation	94,418	2,447,315
Global Industrial Company	141,555	3,497,824
Grocery Outlet Holding Corporation(a)	286,500	4,638,435
Hackett Group, Inc. (The)	106,950	3,302,616
HealthEquity, Inc.(a)	49,688	5,486,549
Installed Building Products, Inc.	12,828	2,550,720
JFrog Ltd.(a)	119,470	4,152,777
Littelfuse, Inc.	56,954	13,575,555
Lululemon Athletica, Inc.(a)	3,811	1,578,516
Mama’s Creations Incorporated(a)	361,201	2,781,248
MarketAxess Holdings, Inc.	11,743	2,590,858
Medpace Holdings, Inc.(a)	6,306	2,201,740
Neogen Corporation(a)	234,096	2,682,740
NV5 Global, Inc.(a)	230,784	4,347,971
Ollie’s Bargain Outlet Holdings, Inc.(a)	24,030	2,679,585
P10 Inc	583,810	7,974,845
PagerDuty, Inc.(a)	116,561	2,158,710
Pennant Group, Inc. (The)(a)	98,369	2,603,827
Perella Weinberg Partners	195,440	5,046,261
Primoris Services Corporation	39,422	3,026,427
Qualys, Inc.(a)	34,794	4,850,632
RxSight, Inc.(a)	59,384	2,011,336
Silicon Laboratories, Inc.(a)	15,825	2,145,712
Sitime Corporation(a)	7,704	1,573,157
STAAR Surgical Company(a)	80,081	1,937,159
Texas Roadhouse, Inc.	14,692	2,660,721
Upwork, Inc.(a)	141,403	2,228,511
Yeti Holdings, Inc.(a)	105,071	3,914,945
		147,989,235
Vietnam — 1.72%
Asia Commercial Bank JSC	3,573,165	3,613,793
Vietnam Technological & Comm Joint-stock Bank(a)	5,605,808	5,535,358
		9,149,151
Total Common Stocks (Cost $448,031,532)		524,980,959

Total Common Stocks/ Investments — 98.95%
(Cost $448,031,532)		524,980,959

Other Assets in Excess of Liabilities — 1.05%		5,581,451

NET ASSETS — 100.00%		$530,562,410

(a)	Non-income producing security.

(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2025, these securities had a total aggregate market value of $18,753,580, representing 3.53% of net assets.

Grandeur Peak Global Opportunities Fund	Portfolio of Investments
January 31, 2025 (Unaudited) (Continued)

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total aggregate market value of $18,593,047, representing 3.50% of net assets.

Sector Composition (January 31, 2025)
Technology	24.0%
Industrials	20.6%
Financials	14.2%
Health Care	14.1%
Consumer Discretionary	11.9%
Consumer Staples	9.0%
Communications	3.1%
Materials	1.2%
Energy	0.5%
Real Estate	0.4%
Other Assets in Excess of Liabilities	1.1%
Total	100%

Industry Composition (January 31, 2025)
It Services	7.6%
Private Equity	5.0%
Mass Merchants	4.5%
Specialty & Generic Pharma	4.4%
Health Care Services	4.2%
Application Software	4.0%
Industrial Wholesale & Rental	3.3%
Banks	3.2%
Health Care Supplies	2.9%
Flow Control Equipment	2.8%
Semiconductor Devices	2.6%
Electrical Components	2.6%
Comml & Res Bldg Equipment & Sys	2.4%
Professional Services	2.4%
Specialty Apparel Stores	2.3%
Food & Drug Stores	2.2%
Other Commercial Support Services	2.2%
Electronics Components	1.9%
Wealth Management	1.9%
Home Products Stores	1.8%
Internet Media & Services	1.6%
Auto Parts	1.5%
Life Science & Diagnostics	1.4%
Investment Management	1.4%
Other Spec Retail - Discr	1.3%
Specialty Technology Hardware	1.3%
Information Services	1.2%
IT Services	1.2%
Engineering Services	1.2%
Building Construction	1.1%
Data & Transaction Processors	1.0%
Other Machinery & Equipment	1.0%
Educational Services	1.0%
Institutional Brokerage	1.0%
Commercial Finance	1.0%
Other Industries (each less than 1%)	16.5%
Other Assets in Excess of Liabilities	1.1%
Total	100%